CONSOLIDATED STATEMENTS OF CASH FLOWS (Parentheticals) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Of Cash Flows
Payment Of Financing And Stock Issuance Costs	€ 0	€ 30	€ 32
Share capital increase			€ 2,673